Auditors' fees - Fees of the auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ernst and Young [member]
Statutory audit fees, certifications, auditing of the accounts	€ 11.6	€ 9.2	€ 9.3
Services required by the law		0.1
Ancillary assignments and services directly linked to the statutory auditor' mission			0.5
Subtotal	11.6	9.3	9.8
Other services	0.6	0.6	0.5
Total	€ 12.2	€ 9.9	€ 10.3
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	95.00%	93.00%	91.00%
Ancillary assignments and services directly linked to the statutory auditor' mission, percent of total (as a percent)		1.00%	5.00%
Subtotal, percent of total (as a percent)	95.00%	94.00%	95.00%
Other services, percent of total (as a percent)	5.00%	6.00%	5.00%
Total (as a percent)	100.00%	100.00%	100.00%
Ernst and Young [member] | IFRS Parent Company [Member]
Statutory audit fees, certifications, auditing of the accounts	€ 7.1	€ 4.9	€ 4.9
Services required by the law		€ 0.0
Ancillary assignments and services directly linked to the statutory auditor' mission			€ 0.1
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	58.00%	49.00%	48.00%
Ancillary assignments and services directly linked to the statutory auditor' mission, percent of total (as a percent)		0.00%	1.00%
KPMG [member]
Statutory audit fees, certifications, auditing of the accounts	€ 11.4	€ 9.2	€ 8.7
Services required by the law	0.3	0.5
Ancillary assignments and services directly linked to the statutory auditor' mission			0.4
Subtotal	11.7	9.7	9.1
Other services	0.1	0.1
Total	€ 11.8	€ 9.8	€ 9.1
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	97.00%	94.00%	96.00%
Ancillary assignments and services directly linked to the statutory auditor' mission, percent of total (as a percent)	3.00%	5.00%	5.00%
Subtotal, percent of total (as a percent)	99.00%	99.00%	100.00%
Other services, percent of total (as a percent)	1.00%	1.00%
Total (as a percent)	100.00%	100.00%	100.00%
KPMG [member] | IFRS Parent Company [Member]
Statutory audit fees, certifications, auditing of the accounts	€ 6.9	€ 5.4	€ 5.4
Services required by the law	€ 0.2	€ 0.2
Ancillary assignments and services directly linked to the statutory auditor' mission			€ 0.2
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	58.00%	55.00%	59.00%
Ancillary assignments and services directly linked to the statutory auditor' mission, percent of total (as a percent)	2.00%	2.00%	2.00%